Accrued Officers Compensation (Details Narrative) - USD ($)		12 Months Ended
	May 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Shares converted, value	$ 264,196
Share converted	1,528,107
Employment Agreement [Member] | Ketan Thakker [Member]
Salary			$ 200,000
Remaining balance of accrued payroll		$ 78,000	$ 0
Shares converted, value		$ 655,450
Share converted		936,500
Accrued compensation		$ 655,450